TRADE ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS AND NOTES PAYABLE
TRADE ACCOUNTS AND NOTES PAYABLE

10— TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2022	2021
Trade accounts payable	6,640	5,511
Notes payable	7	1
Total	6,647	5,512

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.